Note 7 - Goodwill and Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill, Ending Balance	$ 15,071,000	$ 15,071,000
Finite-Lived Core Deposits, Gross	1,700,000	2,100,000
Amortization of Intangible Assets, Total	332,000	341,000
Core Deposits [Member]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 1,700,000	$ 1,400,000
Finite-Lived Intangible Asset, Useful Life (Year)	10 years